Related Party Balances and Transactions - Schedule of Due to Related Parties (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Prepayment to NCH [Member]
Related Party Transaction [Line Items]
Relationship	Common controlled by Ms. Siu
Due from (to) related parties	$ 13,535,250		$ 1,724,259
Due from (to) related parties	$ (13,535,250)		(1,724,259)
NCH [Member]
Related Party Transaction [Line Items]
Relationship	Common controlled by Ms. Siu	Common controlled by Ms. Siu
Due from (to) related parties		$ 638,243		$ 82,167	$ 34,184,138
Due from (to) related parties		$ (638,243)		$ (82,167)	$ (34,184,138)